Financial Instruments And Risks (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments And Risks [Abstract]
Summary of Illustrates the Impact of an Appreciation or Depreciation

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
5% appreciation of RMB	(126)	(173,557)	(120,981)
5% depreciation of RMB	126	173,557	120,981

Summary of out the Group's Financial Assets and Financial Liabilities Exposed to Interest Rate Risk
The following table sets out the Group’s financial assets and financial liabilities exposed to interest rate risk by repricing date, contractual maturity date or expected maturity date
(whichever is the earlier):

	As of December 31, 2022 (Restated)
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	33,211,584	39,997	1,499,816	3,420,799	5,348,809	—	418,265	43,939,270
Restricted cash	24,711,956	953,792	856,696	475,101	—	—	89,176	27,086,721
Financial assets held under resale agreements	40,000	—	—	—	—	—	23	40,023
Financial assets at fair value through profit or loss	7,932,571	4,198,322	628,321	613,055	3,498,313	2,819,445	12,224,101	31,914,128
Financial assets at amortized cost	2,503,075	631,585	—	17,225	—	259,199	—	3,411,084
Accounts and other receivables and contract assets	—	—	—	—	—	—	9,585,236	9,585,236
Loans to customers	46,688,746	92,001,986	47,224,580	20,219,306	156,894	5,155,133	—	211,446,645
Other assets	—	—	—	—	—	—	447,443	447,443

Total financial assets	115,087,932	97,825,682	50,209,413	24,745,486	9,004,016	8,233,777	22,764,244	327,870,550

	As of December 31, 2022 (Restated)
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
LIABILITIES
Payable to platform investors	—	—	—	—	—	—	1,569,367	1,569,367
Borrowings	9,146,660	27,471,904	—	—	—	—	296,949	36,915,513
Bonds payable	—	2,143,348	—	—	—	—	—	2,143,348
Accounts and other payables and contract liabilities	—	—	—	—	—	—	6,118,819	6,118,819
Payable to investors of consolidated structured entities	42,976,724	86,268,455	43,236,860	3,805,527	64,767	—	—	176,352,333
Financing guarantee liabilities	—	—	—	—	—	—	5,763,369	5,763,369
Lease liabilities	129,260	299,806	256,947	67,800	6,813	—	—	760,626
Convertible promissory notes payable	—	—	—	—	5,164,139	—	—	5,164,139
Optionally convertible promissory notes	—	8,142,908	—	—	—	—	—	8,142,908
Financial assets sold under repurchase agreements	3,343,950	—	—	—	—	—	—	3,343,950

Total financial liabilities	55,596,594	124,326,421	43,493,807	3,873,327	5,235,719	—	13,748,504	246,274,372

Nominal amount of interest rate swap	(8,984,334)	8,984,334	—	—	—	—	—	—

Total interest rate sensitivity gap	68,475,672	(35,485,073)	6,715,606	20,872,159	3,768,297	8,233,777	9,015,740	81,596,178

	As of December 31, 2023 (Restated)
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	21,674,685	3,799,379	3,860,661	3,549,486	5,848,577	—	963,126	39,695,914
Restricted cash	10,060,275	1,366,459	659,066	1,274,176	414	—	56,225	13,416,615
Financial assets held under resale agreements	28,834	—	—	—	—	—	—	28,834
Financial assets at fair value through profit or loss	7,373,132	2,231,011	851,210	287,246	2,722,181	5,022,962	6,275,463	24,763,205
Financial assets at amortized cost	1,500,195	9,068	7,785	—	—	241,035	—	1,758,083
Accounts and other receivables and contract assets	—	—	—	—	—	—	4,535,382	4,535,382
Loans to customers	29,467,099	57,658,476	26,210,707	12,822,563	408,496	3,126,613	—	129,693,954

Total financial assets	70,104,220	65,064,393	31,589,429	17,933,471	8,979,668	8,390,610	11,830,196	213,891,987

LIABILITIES
Payable to platform investors	—	—	—	—	—	—	985,761	985,761
Borrowings	10,066,440	25,736,669	1,827,339	952,740	—	—	240,096	38,823,284
Accounts and other payables and contract liabilities	—	—	—	—	—	—	2,791,832	2,791,832
Payable to investors of consolidated structured entities	24,380,794	39,450,117	14,436,184	1,190,436	736	—	—	79,458,267
Financing guarantee liabilities	—	—	—	—	—	—	4,185,532	4,185,532
Lease liabilities	77,028	176,662	113,811	34,688	2,329	—	—	404,518
Convertible promissory notes payable	—	—	—	5,650,268	—	—	—	5,650,268
Financial assets sold under repurchase agreements	1,306,996	—	—	—	—	—	399	1,307,395

Total financial liabilities	35,831,258	65,363,448	16,377,334	7,828,132	3,065	—	8,203,620	133,606,857

Total interest rate sensitivity gap	34,272,962	(299,055)	15,212,095	10,105,339	8,976,603	8,390,610	3,626,576	80,285,130

	As of December 31, 2024
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	13,730,791	4,576,585	7,580,550	2,079,228	799,900	—	1,136,792	29,903,846
Restricted cash	12,606,465	468,019	953,933	49,455	—	—	54,162	14,132,034
Financial assets held under resale agreements	657,001	—	—	—	—	—	32	657,033
Financial assets at fair value through profit or loss	4,848,823	2,793,141	1,129,890	793,443	1,742,218	3,176,372	5,871,927	20,355,814
Financial assets at fair value through other comprehensive income	647,826	390,295	—	117,974	—	—	—	1,156,095
Financial assets at amortized cost	1,499,000	—	—	—	—	—	—	1,499,000
Accounts and other receivables and contract assets	—	—	—	—	—	—	4,698,008	4,698,008
Loans to customers	18,740,577	44,898,185	23,977,895	21,407,199	855,385	1,629,428	—	111,508,669

Total financial assets	52,730,483	53,126,225	33,642,268	24,447,299	3,397,503	4,805,800	11,760,921	183,910,499

LIABILITIES
Payable to platform investors	—	—	—	—	—	—	721,558	721,558
Borrowings	11,126,077	37,633,114	1,967,199	—	—	—	388,185	51,114,575
Customer deposits	2,906,107	1,026,951	—	—	—	—	692	3,933,750
Accounts and other payables and contract liabilities	—	—	—	—	—	—	2,833,692	2,833,692
Payable to investors of consolidated structured entities	12,719,274	21,581,299	7,973,593	521,458	—	—	—	42,795,624
Financing guarantee liabilities	—	—	—	—	—	—	4,217,979	4,217,979
Lease liabilities	56,162	130,705	91,030	24,766	204	—	—	302,867
Convertible promissory notes payable	—	—	6,174,050	—	—	—	—	6,174,050
Financial assets sold under repurchase agreements	782,397	—	—	—	—	—	62	782,459

Total financial liabilities	27,590,017	60,372,069	16,205,872	546,224	204	—	8,162,168	112,876,554

Total interest rate sensitivity gap	25,140,466	(7,245,844)	17,436,396	23,901,075	3,397,299	4,805,800	3,598,753	71,033,945

Summary of Impact to Profit Before Tax on the Structure of Interest-bearing Assets and Liabilities
The table below illustrates the impact to profit before tax of the coming year as of each reporting date based on the structure of interest-bearing assets, liabilities and interest rate derivative instruments as of December 31,2022, 2023 and 2024, caused by a parallel shift of 100 basis points in interest rates.

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Change in interest rate
-100 basis points	(466,345)	(298,767)	(192,807)
+100 basis points	466,345	298,767	192,807

Summary of Macro Economic Assumptions used to Estimate Expected Credit Losses	As of December 31, 2022, 2023 and 2024, the range of multiple scenario forecasts of the key macroeconomic factors used to estimate ECL are listed below.

	December 31,	December 31,	December 31,
	2022	2023	2024
	(Restated)	(Restated)
GDP – year on year percentage change	3.8%-5.5%	4.6%-5.5%	4.5%-5.3%
CPI – year on year percentage change	NA	1.6%-2.0%	0.7%-1.5%
Broad measure of money supply (M1) – year on year percentage change	4.8%-6.4%	NA	-0.6%-3.8%

Summary of Changes of ECL Impairment Provision on Loans to Customers and Financing Guarantee liabilities Related to ECL Assuming the Financial Assets
The following table shows the changes of ECL impairment provision on loans to customers and financing guarantee liabilities related to ECL assuming the financial assets in stage 2 reclassified to stage 1 due to significant improvement in credit risk.

	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Total ECL and financing guarantee liabilities under assumption of reclassification of financial instruments from stage 2 to stage 1	10,479,472	9,651,158	11,255,841
Total ECL and financing guarantee liabilities related to ECL recognized in the consolidated balance sheet	12,826,347	11,459,365	12,761,499

Difference-amount	(2,346,875)	(1,808,207)	(1,505,658)
Difference-ratio	-18%	-16%	-12%

Summary of Credit Risk Exposure of the Financial Instruments under the Scope of Expected Credit Loss
The following presents the credit risk exposure of the financial instruments under the scope of expected credit loss mentioned in measurement of ECL without considering guarantee or any other credit enhancement measures:

	As of December 31, 2022 (Restated)
	Stage I	Stage II	Stage III	Maximum Credit Risk Exposure
(in RMB’000)
Book value
On-balance sheet
Cash at bank	43,939,270	—	—	43,939,270
Restricted cash	27,086,721	—	—	27,086,721
Financial assets held under resale agreements	40,023	—	—	40,023
Financial assets at amortized cost	3,151,887	—	259,197	3,411,084
Accounts and other receivables and contract assets	9,585,236	—	—	9,585,236
Loans to customers	208,609,176	2,763,586	73,883	211,446,645
Other assets	447,443	—	—	447,443

Total	292,859,756	2,763,586	333,080	295,956,422

Off-balance sheet
Financing guarantee contracts	67,011,692	1,491,246	—	68,502,938

	As of December 31, 2023 (Restated)
	Stage I	Stage II	Stage III	Maximum Credit Risk Exposure
(in RMB’000)
Book value
On-balance sheet
Cash at bank	39,695,914	—	—	39,695,914
Restricted cash	13,416,615	—	—	13,416,615
Financial assets held under resale agreements	28,834	—	—	28,834
Financial assets at amortized cost	1,517,135	—	240,948	1,758,083
Accounts and other receivables and contract assets	4,535,117	—	265	4,535,382
Loans to customers	127,933,160	1,661,728	99,066	129,693,954

Total	187,126,775	1,661,728	340,279	189,128,782

Off-balance sheet
Financing guarantee contracts	53,889,614	1,013,873	—	54,903,487

	As of December 31, 2024
	Stage I	Stage II	Stage III	Maximum Credit Risk Exposure
(in RMB’000)
Book value
On-balance sheet
Cash at bank	29,903,846	—	—	29,903,846
Restricted cash	14,132,034	—	—	14,132,034
Financial assets held under resale agreements	657,033	—	—	657,033
Financial assets at fair value through other comprehensive income	1,156,095	—	—	1,156,095
Financial assets at amortized cost	1,499,000	—	—	1,499,000
Accounts and other receivables and contract assets	4,697,722	—	286	4,698,008
Loans to customers	110,425,071	665,187	418,411	111,508,669

Total	162,470,801	665,187	418,697	163,554,685

Off-balance sheet
Financing guarantee contracts	67,368,608	648,415	—	68,017,023

Summary of Liquidity Risk
The following table analyses the Group’s financial liabilities into relevant maturity grouping based on the remaining period at the end of each reporting period to the contractual or expected maturity date. The amounts disclosed in the table are undiscounted contractual or expected cash flows including interest payments computed using contractual rates, or, if floating, based on current rates, and interests with financial liabilities denominated in foreign currencies translated into RMB using the spot rate as of balance sheet date:

	As of December 31, 2022 (Restated)
	Repayable on demand or undated	Within 1 year	1 to 2 years	2 to 3 years	Over 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial liabilities
Payable to platform investors	1,569,367	—	—	—	—	1,569,367
Borrowings	—	37,506,884	—	—	—	37,506,884
Bonds payable	—	2,209,274	—	—	—	2,209,274
Accounts and other payables and contract liabilities	1,742,145	4,376,674	—	—	—	6,118,819
Payable to investors of consolidated structured entities	47,351	134,267,908	44,477,983	3,871,121	65,591	182,729,954
Lease liabilities	—	471,722	251,214	67,927	6,819	797,682
Convertible promissory notes payable	—	50,177	50,177	50,177	6,867,555	7,018,086
Optionally convertible promissory notes	—	8,546,138	—	—	—	8,546,138
Financial assets sold under repurchase agreements	—	3,346,448	—	—	—	3,346,448

Total	3,358,863	190,775,225	44,779,374	3,989,225	6,939,965	249,842,652

Financing guarantee contracts	68,502,938	—	—	—	—	68,502,938

	As of December 31, 2023 (Restated)
	Repayable on demand or undated	Within 1 year	1 to 2 years	2 to 3 years	Over 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial liabilities
Payable to platform investors	985,761	—	—	—	—	985,761
Borrowings	142,342	36,685,617	1,926,278	959,173	—	39,713,410
Accounts and other payables and contract liabilities	1,358,823	1,433,009	—	—	—	2,791,832
Payable to investors of consolidated structured entities	53,369	65,571,670	14,776,713	1,247,265	745	81,649,762
Lease liabilities	—	270,393	118,726	35,571	2,385	427,075
Convertible promissory notes payable	—	51,028	51,028	6,984,009	—	7,086,065
Financial assets sold under repurchase agreements	—	1,307,618	—	—	—	1,307,618

Total	2,540,295	105,319,335	16,872,745	9,226,018	3,130	133,961,523

Financing guarantee contracts	54,903,487	—	—	—	—	54,903,487

	As of December 31, 2024
	Repayable on demand or undated	Within 1 year	1 to 2 years	2 to 3 years	Over 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial liabilities
Payable to platform investors	721,558	—	—	—	—	721,558
Borrowings	71,938	49,819,385	2,046,264	—	—	51,937,587
Customer deposit	469,093	3,494,698	—	—	—	3,963,791
Accounts and other payables and contract liabilities	1,489,870	1,343,822	—	—	—	2,833,692
Payable to investors of consolidated structured entities	—	34,900,519	8,343,092	545,599	—	43,789,210
Lease liabilities	705	189,663	94,648	25,980	238	311,234
Convertible promissory notes payable	—	51,790	7,088,236	—	—	7,140,026
Financial assets sold under repurchase agreements	—	782,583	—	—	—	782,583

Total	2,753,164	90,582,460	17,572,240	571,579	238	111,479,681

Financing guarantee contracts	68,017,023	—	—	—	—	68,017,023

Summary of Group's Maximum Exposure to Structured Entities
The following table shows the Group’s maximum exposure to the unconsolidated structured entities representing the Group’s maximum possible risk exposure that could occur as a result of the Group’s arrangements with structured entities.
These unconsolidated structured products mainly include asset management plans, trust plans, mutual funds, private funds and bank wealth management products which are all classified as financial assets at fair value through profit or loss.

	As of December 31, 2022 (Restated)
(in RMB’000)	Size	Carrying amount of investment in structured entities	Group’s maximum exposure	Interest held by Group
Unconsolidated structured entities managed by third parties (a)	NA	12,137,889	12,137,889	Investment income
Unconsolidated structured entities managed by affiliated entities (a)	NA	3,974,740	3,974,740	Investment income
Unconsolidated structured entities serviced by the Group	2,838,473	—	1,849,897	Service fee

	As of December 31, 2023 (Restated)
(in RMB’000)	Size	Carrying amount of investment in structured entities	Group’s maximum exposure	Interest held by Group
Unconsolidated structured entities managed by third parties (a)	NA	14,735,297	14,735,297	Investment income
Unconsolidated structured entities managed by affiliated entities (a)	NA	211,663	211,663	Investment income
Unconsolidated structured entities serviced by the Group	90,946	—	90,946	Service fee

	As of December 31, 2024
(in RMB’000)	Size	Carrying amount of investment in structured entities	Group’s maximum exposure	Interest held by Group
Unconsolidated structured entities managed by third parties (a)	NA	9,126,031	9,126,031	Investment income
Unconsolidated structured entities managed by affiliated entities (a)	NA	1,237,189	1,237,189	Investment income
Unconsolidated structured entities serviced by the Group	21,168	—	21,168	Service fee

Summary of Fair Value Estimation
The following table sets forth the financial instruments recorded at fair value by level of the fair value hierarchy:

As of December 31, 2022 (Restated)	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Financial assets at fair value through profit or loss
Asset management plans	—	198,957	—	198,957
Trust plans	—	2,505,978	186,830	2,692,808
Private funds and other equity investments	—	1,603,219	10,216	1,613,435
Mutual funds	7,177,446	—	—	7,177,446
Debt securities	—	10,917,975	—	10,917,975
Bank wealth management products	—	3,345,111	—	3,345,111
Structured deposits	—	2,406,785	—	2,406,785
Others debt investments	—	753,081	2,808,530	3,561,611

	7,177,446	21,731,106	3,005,576	31,914,128

Derivative financial assets
Interest rate swap	—	222,086	—	222,086
Foreign currency swap	—	225,357	—	225,357

	—	447,443	—	447,443

Total	7,177,446	22,178,549	3,005,576	32,361,571

As of December 31, 2023 (Restated)	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Financial assets at fair value through profit or loss
Trust plans	—	7,140,184	116,758	7,256,942
Private funds and other equity investments	—	—	659,406	659,406
Mutual funds	5,176,458	—	—	5,176,458
Debt securities	—	5,185,221	—	5,185,221
Bank wealth management products	—	963,830	—	963,830
Structured deposits	—	804,897	—	804,897
Others debt investments	—	5,661	4,710,790	4,716,451

Total	5,176,458	14,099,793	5,486,954	24,763,205

As of December 31, 2024	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Financial assets at fair value through other comprehensive income
Certificate of deposits	669,670	—	—	669,670
Exchange fund bills	486,425	—	—	486,425

	1,156,095	—	—	1,156,095

Financial assets at fair value through profit or loss
Trust plans	—	3,937,660	308,956	4,246,616
Private funds and other equity investments	—	—	598,366	598,366
Mutual funds	3,903,003	—	—	3,903,003
Debt securities	—	4,931,967	—	4,931,967
Bank wealth management products	—	1,628,417	—	1,628,417
Structured deposits	—	1,900,622	—	1,900,622
Others debt investments	—	30,706	3,116,117	3,146,823

	3,903,003	12,429,372	4,023,439	20,355,814

Total	5,059,098	12,429,372	4,023,439	21,511,909

Summary of the Changes in Level 3 Instruments
The following table presents the changes in
L
evel 3 instruments for the years ended December 31, 2022, 2023 and 2024:

Financial assets at fair value through profit or loss	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
As of beginning of the year	1,932,826	3,005,576	5,486,954
Additions	1,787,964	2,719,547	1,385,507
Transfer into Level 3	—	1,062,703	—
Disposal	(680,960)	(1,020,562)	(1,276,834)
Gains or losses recognized in profit or loss	(34,254)	(280,310)	(1,572,188)

As of end of the year	3,005,576	5,486,954	4,023,439

Summary of Impact to Profit/(Loss) Before Income Tax

As of December 31, 2022, 2023 and 2024, the discount rates used to determine fair value of level 3 instruments ranged from 0.66% to 16.01%. The table below illustrates the carrying amount of the level 3 instruments with the fair value determined using the discounted cash flow method as well as the impact to profit/(loss) before income tax for the years ended December 31, 2022, 2023 and 2024, if the risk-adjusted discount rate had increased/decreased by 100 basis points with all other variables held constant.

	As of December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Discounted cash flow method	2,788,802	5,035,516	3,819,204
Expected changes in profit/(loss) before income tax
+100 basis points	(47,291)	(172,822)	(113,936)
-100 basis points	49,790	182,108	119,511